Document and Entity Information	Feb. 12, 2024
Details
Registrant CIK	0001490054
Registrant Name	VERDE BIO HOLDINGS, INC.
SEC Form	8-K
Period End date	Feb. 12, 2024
Tax Identification Number (TIN)	30-0678378
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54524
Entity Address, Address Line One	PO Box 67
Entity Address, City or Town	Jacksboro
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76458
City Area Code	972
Local Phone Number	217-4080
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false